Advances for vessels under construction and acquisition of vessels (Tables)	6 Months Ended
Jun. 30, 2017
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
	December 31, 2016	June 30, 2017

Pre-delivery yard installments and Fair value adjustment	$32,602	$30,102
Advances for vessels acquisitions (Note 5)	-	1,050
Bareboat capital leases - upfront hire & handling fees	25,272	10,460
Capitalized interest and finance costs	4,966	3,590
Other capitalized costs	1,730	1,270
Total	$64,570	$46,472